Related party transactions - Additional Information (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)	Jun. 30, 2013 USD ($) option	Apr. 30, 2011 USD ($)	Dec. 31, 2014	Mar. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 NOK (kr)	Jun. 27, 2017 USD ($)	Apr. 25, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 NOK (kr)	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 30, 2013 NOK (kr)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Mar. 31, 2012 USD ($)
Related Party Transaction [Line Items]
Gain on disposal							$ (4,600,000)	$ 2,400,000	$ (82,000,000)
Majority Shareholder
Related Party Transaction [Line Items]
Percent of common stock outstanding							70.40%			70.40%
Management Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							$ 33,000,000	20,700,000	$ 25,000,000
Related party transaction, agreement termination period							90 days
Related party transaction, fee, margin percentage							8.00%
Newbuild Construction Services | Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, fee, margin percentage									5.00%
Newbuild Construction Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party									$ 12,400,000
Revolving Credit Facility | Seadrill
Related Party Transaction [Line Items]
Maximum borrowing capacity											$ 150,000,000	$ 50,000,000	$ 25,000,000
Performance Guarantee | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted							$ 192,500,000.0	130,000,000
Related party transaction, expenses from transactions with related party							$ 900,000	1,700,000
Performance Guarantee | Parent Company | Majority Shareholder
Related Party Transaction [Line Items]
Guarantor obligations, annual fee (as a percentage)							1.00%
US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount							$ 600,000,000
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | Majority Shareholder
Related Party Transaction [Line Items]
Debt instrument, periodic payment, interest							$ 3,800,000
Maximum borrowing capacity																	$ 85,000,000			$ 335,000,000	$ 200,000,000
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | LIBOR | Majority Shareholder
Related Party Transaction [Line Items]
Basis spread on variable rate							10.00%
NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount	$ 1,500,000,000
Credit Facility US$2,000 | Secured Debt
Related Party Transaction [Line Items]
Debt face amount				$ 2,000,000,000
Maximum borrowing capacity				$ 2,000,000,000
Credit Facility US$2,000 | Secured Debt | LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate				2.00%
US $475 Million Revolving Credit Facility | Revolving Credit Facility | SF Linus Ltd
Related Party Transaction [Line Items]
Debt face amount		$ 475,000,000
US $475 Million Revolving Credit Facility | Revolving Credit Facility | LIBOR | SF Linus Ltd
Related Party Transaction [Line Items]
Basis spread on variable rate		2.75%
Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount							$ 600,000,000									$ 600,000,000
Coupon rate (as a percent)																6.25%
Debt instrument, periodic payment, interest							8,200,000	11,800,000
Loans Payable | US $600 Million Unsecured Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount							$ 186,600,000.0	$ 186,600,000.0
Coupon rate (as a percent)																6.25%
Debt instrument, ownership percentage							31.10%	31.10%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount							$ 1,500,000,000
Coupon rate (as a percent)	6.18%																	6.18%
Long-term debt, fair value | kr										kr 1,500,000,000
Debt instrument, fee amount							$ 0.003
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Parent Company
Related Party Transaction [Line Items]
Debt face amount | kr										kr 10,400,000.0				kr 9,600,000.0				kr 11,000,000
Debt instrument, ownership percentage					5.50%		5.50%	5.50%
Debt instrument, periodic payment, interest							$ 300,000	$ 400,000.0
Guarantor obligations, maximum exposure, undiscounted							3,500,000	6,700,000.0
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate	4.40%
Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																				195,000,000
Repayments of long-term debt						$ 70,000,000	125,000,000	125,000,000
Seadrill Management UK Ltd | Sale of Spare Parts | North Atlantic Rigel Ltd
Related Party Transaction [Line Items]
Consideration amount								2,400,000
Net book value									0
Gain on disposal									2,400,000
Seadrill Management UK Ltd | Various Customs and Rent Guarantees
Related Party Transaction [Line Items]
Guaranteed amount							2,900,000	2,900,000
Frontline Management (Bermuda) Ltd. | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							1,000,000	200,000	1,200,000
Sevan Drilling Management AS | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							300,000	400,000	0
Seatankers Management Norway AS | Management Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							90,000	300,000	200,000
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Sale leaseback transaction, amount of transaction			$ 600,000,000
Sale value			$ 195,000,000
Sale leaseback, lease term			15 years
Number of options to repurchase | option			4
Ship Finance | US $475 Million Revolving Credit Facility | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																			$ 475,000,000
Ship Finance | Loans Payable | US $195 Million Loan | Affiliated Entity
Related Party Transaction [Line Items]
Debt fees paid							5,500,000	5,600,000
Ship Finance | Loans Payable | US $195 Million Loan | SF Linus Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Debt face amount																				$ 195,000,000
Coupon rate (as a percent)															4.50%
Archer Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party							$ 500,000	$ 900,000	$ 1,900,000